Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 217,281
2015	230,510
2016	236,875
2017	59,872
Thereafter
Total	$ 744,538